Payments, by Project - 12 months ended Dec. 31, 2025 - USD ($)	Taxes	Royalties	Fees	Prod. Entitlements	Total Payments
Total	$ 241,787	$ 4,684	$ 8,887	$ 759	$ 256,117
Newfoundland and Labrador
Total			141		141
Distrito Capital de Bogotá
Total	303				303
Norte de Santander
Total	239				239
Tolima
Total	111				111
Dalmatia
Total			390		390
Dalmatia One
Total			156		156
Normandie
Total		760			760
Auvergne-Rhône Alpes
Total		$ 234			234
Central
Total	113				113
Nuevo León
Total	$ 7,002				7,002
Sonora
Total			151		151
Quintana Roo
Total			143		143
Managua
Total			131		131
Lubelskie
Total			368		368
Lower Poland
Total			269		269
Opole
Total			211		211
Lubelskie One
Total			345		345
Warwickshire
Total			$ 167		$ 167